Deferred Income Taxes (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Non-capital losses carried forward	$ 1,003	$ 889
Deferred tax liabilities
Book value of marketable securities	(205)	0
Book value over tax value of mineral properties	(798)	(889)
Net deferred tax assets	$ 0	$ 0